united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Fair Value

	COMMON STOCKS - 95.4%
	CONSUMER DISCRETIONARY - 11.5%
5,700	Advance Auto Parts, Inc.	$ 963,984
10,100	Bed Bath & Beyond, Inc.	410,464
6,300	Costco Wholesale Corp.	1,008,693
8,500	Genuine Parts Co.	812,090
15,300	Lowe's Cos, Inc.	1,088,136
8,000	McDonald's Corp.	973,760
2,950	Polaris Industries, Inc.	243,051
30,780	Reading International, Inc.*	510,948
7,000	Tiffany & Co.	542,010
8,000	Walt Disney Co.	833,760
		7,386,896
	CONSUMER STAPLES - 7.4%
3,000	Archer-Daniels-Midland Co.	136,950
11,100	Campbell Soup Co.	671,217
12,700	Colgate-Palmolive Co.	831,088
5,000	Kimberly-Clark Corp.	570,600
13,151	Koninklijke DSM NV - ADR	197,528
9,100	PepsiCo, Inc.	952,133
7,658	Procter & Gamble Co.	643,885
5,200	Walgreens Boots Alliance, Inc.	430,352
4,315	Weis Markets, Inc.	288,415
		4,722,168
	ENERGY - 3.0%
6,600	ConocoPhillips	330,924
5,700	Devon Energy Corp.	260,319
5,323	Exxon Mobil Corp.	480,454
8,000	Phillips 66	691,280
5,500	Sasol Ltd. - ADR	157,245
		1,920,222
	FINANCIAL SERVICES - 14.4%
3,013	Alleghany Corp. *	1,832,265
3,000	Aon PLC	334,590
9,000	Bank of Nova Scotia	501,120
6,500	Berkshire Hathaway, Inc. *	1,059,370
36,000	BofI Holding, Inc. *	1,027,800
6,000	Leucadia National Corp.	139,500
5,030	M&T Bank Corp.	786,843
1,306	National Western Life Group, Inc.	405,905
50,900	Northeast Bancorp	666,790
12,500	SunTrust Banks, Inc.	685,625
19,530	US Bancorp	1,003,256
900	White Mountains Insurance Group Ltd.	752,445
		9,195,509

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

	HEALTHCARE - 10.5%
4,700	Becton Dickinson and Co.	$ 778,085
8,500	Bristol-Myers Squibb Co.	496,740
5,500	Cardinal Health, Inc.	395,835
14,600	Edwards Lifesciences Corp.*	1,368,020
7,000	GlaxoSmithKline PLC	269,570
6,845	Novartis AG	498,590
6,500	Novo Nordisk A/S	233,090
8,723	Pfizer, Inc.	283,323
6,000	QIAGEN NV*	168,120
15,500	St Jude Medical, Inc.	1,242,945
8,500	Stryker Corp.	1,018,385
		6,752,703
	INDUSTRIALS - 21.7%
10,700	3M Co	1,910,699
2,366	Adient PLC*	138,648
2,500	Atlas Air Worldwide Holdings, Inc.*	130,375
22,500	Corning, Inc.	546,075
6,469	Eaton Corp PLC	434,005
14,600	Emerson Electric Co.	813,950
9,800	Equifax, Inc.	1,158,654
2,300	Expeditors International of Washington, Inc.	121,808
4,000	Fastenal Co.	187,920
14,300	General Electric Co.	451,880
14,700	Global Payments, Inc.	1,020,327
23,138	Graco, Inc.	1,922,536
8,300	Illinois Tool Works, Inc.	1,016,418
23,660	Johnson Controls International PLC	974,555
12,300	Lincoln Electric Holdings, Inc.	943,041
12,484	Raven Industries, Inc.	314,597
12,539	Secom Co Ltd.	228,837
9,800	United Parcel Service, Inc.	1,123,472
6,000	Verisk Analytics, Inc.	487,020
		13,924,817
	INFORMATION TECHNOLOGY - 18.0%
1,103	Alphabet, Inc. Class A *	851,317
750	Alphabet, Inc. Class C *	594,337
9,100	Apple Inc	1,053,962
6,700	Automatic Data Processing Inc	688,626
21,600	Avnet Inc	1,028,376
26,800	Cisco Systems Inc	809,896
17,600	Intel Corp	638,352
6,200	International Business Machines Corp	1,029,138
4,368	John Wiley & Sons Inc	238,056

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

21,500	Linear Technology Corp.	$ 1,340,525
11,400	Microsoft Corp.	708,396
31,600	Net 1 UEPS Technologies, Inc.*	362,768
9,000	TE Connectivity Ltd.	623,520
12,200	Texas Instruments, Inc.	890,234
8,080	Zebra Technologies Corp.*	692,941
		11,550,444
	MATERIALS - 6.4%
18,000	PPG Industries, Inc.	1,705,680
10,400	Silver Wheaton Corp.	200,928
21,200	Valspar Corp.	2,196,532
		4,103,140
	REAL ESTATE INVESTMENT - 2.5%
5,500	Colony NorthStar, Inc.	111,375
4,800	EastGroup Properties, Inc.	354,432
3,500	Pebblebrook Hotel Trust	104,125
34,720	Weyerhaeuser Co.	1,044,725
		1,614,657

	TOTAL COMMON STOCK (Cost $27,249,884)	61,170,556

Par Value
	BONDS AND NOTES - 2.8%
	ENERGY- 0.4%
265,000	Canadian Natural Resources Ltd., 5.7%, 05/15/2017	268,969

	FINANCIAL SERVICES - 0.6%
240,000	Bank of Nova Scotia 1.25%, 4/11/2017 (A)	240,083
45,217	Countrywide Asset-Backed Certificates, 1.43%, 04/25/2032 (A)	30,136
27,904	Countrywide Asset-Backed Certificates, 3.77%, 10/25/2032 (A)	9,596
63,642	Impac CMB Trust Series 2004-4, 1.60%, 9/25/2034 (A)	61,124
33,631	Impac CMB Trust Series 2003-8, 1.66%, 10/25/2033 (A)	32,312
		373,251
	GOVERNMENT OBLIGATION - 0.8%
500,000	US Treasury Note, 2.00%, 2/15/2025	486,738

	HEALTHCARE - 0.4%
250,000	Anthem, Inc. 1.87%, 1/15/2018	250,173

	INDUSTRIALS - 0.6%
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/2017	201,186
200,000	Greif, Inc. 6.75%, 2/01/2017	200,750
		401,936
	TOTAL BONDS AND NOTES (Cost $1,833,482)	1,781,067

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

PREFERRED STOCK - 0.6%
MATERIALS - 0.6%
4,000	El du Pont de Nemours & Co., 4.50%, Perpetual (Cost $308,578)	$ 400,400

SHORT-TERM INVESTMENT - 1.1%
686,127	Huntington Conservative Deposit Account, 0.37% (A)
	(Cost $686,127)	686,127

	TOTAL INVESTMENTS (Cost $30,078,071)(B) - 99.9%	$ 64,038,150

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	86,855

	NET ASSETS - 100.0%	$ 64,125,005

* Non-income producing securities.
ADR American Depositary Receipt.
CMB - Collateralized Mortgage Backed
(A) Variable rate security; the rate shown represents the yield at December 31, 2016
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,115,314 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 34,243,541
	Unrealized depreciation	(320,705)
	Net unrealized appreciation	$ 33,922,836

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 61,170,556	$ -	$ -	$61,170,556
Bonds and Notes	-	1,781,067	-	1,781,067
Preferred Stock	400,400	-	-	400,400
Short Term Investment		686,127	-	686,127
Total	$ 61,570,956	$ 2,467,194	$ -	$64,038,150

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/15/2017

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 02/15/2017